Ordinary Shares and Equity Incentive Plan - Black-Scholes Assumptions (Details) - Share-based Payment Arrangement, Option	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		67.26%
Expected dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)		5 years 5 months 8 days
Risk-free interest rate		0.99%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)		6 years 7 months 6 days
Expected volatility		68.52%
Risk-free interest rate		1.12%